Share Capital, Share Premium and Shares Held in Treasury - Summary of Called up Share Capital Issued and Fully Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
At start of year	£ 290
At end of year	£ 286	£ 290
RELX PLC [member]
Disclosure of classes of share capital [line items]
At start of year	2,011,043,101	1,123,682,106
Issue of ordinary shares	3,059,558	1,580,885
Issue of bonus share	1
Issue of ordinary shares in exchange for RELX NV shares	0	930,780,110
Cancellation of shares	(33,300,001)	(45,000,000)
At end of year	1,980,802,659	2,011,043,101
At start of year	£ 290	£ 162
Issue of ordinary shares	1
Issue of ordinary shares in exchange for RELX NV shares		134
Cancellation of shares	(5)	(6)
At end of year	£ 286	£ 290